Submission	Nov. 05, 2024
Submission [Line Items]
Central Index Key	0000827054
Registrant Name	MICROCHIP TECHNOLOGY INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES